Cash generated from operations (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash generated from operations
Profit/(loss) before income tax	¥ (259,492,000)	¥ 152,364,000	¥ (233,972,000)
Adjustments for:
Finance income	(1,185,000)	(388,000)	(322,000)
Finance costs	29,189,000	24,293,000	9,244,000
Amortisation of intangible assets (Note 14)	8,130,000	3,336,000	2,395,000
Depreciation of property, plant and equipment (Note 11)	97,232,000	78,163,000	27,306,000
Depreciation of investment properties (Note 13)	1,043,000	2,335,000	2,439,000
Loss on disposal of property, plant and equipment	703,000	1,715,000	80,000
Share of (profits)/losses of investments accounted for using the equity method	1,043,000	1,738,000	(1,730,000)
Fair value loss/(gain) of convertible redeemable preferred shares		(136,656,000)	226,248,000
Fair value loss of convertible note	1,599,000	5,193,000	9,152,000
Fair value loss/(gain) of exchangeable note liabilities		(45,274,000)	56,925,000
Fair value loss/(gain) of derivative financial instrument		(301,000)	301,000
Transaction cost related to issuance of convertible note	677,000
Share-based compensation expenses	78,967,000	47,788,000
Written-off of assets/liabilities held for sale		2,070,000
Impairment of non-current assets	32,969,000	1,405,000
Unrealised exchange difference	515,000
Gain/(loss) on disposal of associates	928,000	(14,251,000)	(3,996,000)
Loss/(gain) on disposal of subsidiaries (Note 31)	1,531,000	(3,040,000)	191,000
Total before changes in working capital	(6,151,000)	120,490,000	94,261,000
Changes in working capital:
Inventories	(8,971,000)	(3,037,000)	3,395,000
Trade receivables	(7,781,000)	1,376,000	(824,000)
Other receivables, deposits and prepayments	10,470,000	(11,742,000)	(35,842,000)
Balances with related parties			(25,092,000)
Trade payables	15,969,000	(1,567,000)	(2,196,000)
Accruals, other payables and provisions	15,191,000	(4,521,000)	(3,807,000)
Contract liabilities	(13,145,000)	(304,000)	(31,000)
Cash flow from operating activities	¥ 5,582,000	¥ 100,695,000	¥ 29,864,000